                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2001

Check here if Amendment  [ ]; Amendment Number:

      This Amendment (Check only one):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alleghany Corporation
Address:   375 Park Avenue
           New York, NY 10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter R. Sismondo
Title:     Vice President, Controller, Treasurer and Assistant Secretary
Phone:     212-752-1356

Signature, Place, and Date of Signing:

    /s/Peter R. Sismondo              New York, NY              February 7, 2002
--------------------------------------------------------------------------------
         [Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                   1
Form 13F Information Table Entry Total:              8
Form 13F Information Table Value Total:       $544,976
                                             (thousands)

List of Other Included Managers:

        No.        Form 13F File Number                       Name
        2                                       Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 12/31/2001


         COLUMN 1 & 2               COLUMN 3  COLUMN 4         COLUMN 5            COLUMN 6       COLUMN 7      COLUMN 8
---------------------------------  ---------  --------  ---------------------  -----------------  --------  ----------------
                                                                                   INVESTMENT                    VOTING
NAME OF ISSUER AND TITLE OF CLASS    CUSIP     MARKET    SHRS OR    SH/  PUT/      DISCRETION     MANAGER      AUTHORITY
                                               VALUE     PRIN AMT   PRN  CALL  SOLE  SHRD  OTHER            SOLE  SHRD  NONE
                                              (X 1000)                          (A)   (B)   (C)              (A)   (B)   (C)
ALLIANT ENERGY CORP                018802108     3,036     100,000   SH         X                    1        X
AMEREN CORP                        023608102     4,230     100,000   SH         X                    1        X
ARCH COAL                          039380100    20,430     900,000   SH                X             2              X
BARRICK GOLD                       067901108       845      53,000   SH         X                    1        X
BURLINGTON NORTHERN SANTA FE CORP  12189T104   435,061  15,249,242   SH         X                    1        X
BURLINGTON NORTHERN SANTA FE CORP  12189T104    77,031   2,700,000   SH                X             2              X
CINERGY CORP                       172474108     3,343     100,000   SH         X                    1        X
HERCULES INC                       427056106     1,000     100,000   SH         X                    1        X



GRAND TOTAL                                    544,976  19,302,242